17. Taxes recoverable/payable (Tables)	12 Months Ended
Dec. 31, 2019
Taxes Recoverablepayable
Current tax assets
	December 31, 2019	December 31, 2018
Recoverable taxes
Income tax and social contribution	136,436	361,758
Withholding income tax (IRRF) on financial investments	1,359	6,423
Other federal taxes	3,471	12,522
Total	141,266	380,703

Current tax liabilities
	December 31, 2019	December 31, 2018
Taxes and contributions payable
Cofins and Pasep	94,027	82,381
INSS (Social Security contribution)	39,404	38,871
IRRF (withholding income tax)	69,932	66,825
Other	46,955	12,486
Total	250,318	200,563